Acquisitions - Preliminary Purchase Price Allocation for Businesses Acquired - Parentheticals (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Net CHB, LLC
Acquisition
Cash acquired			$ 658
Foxtrot
Acquisition
Cash acquired			0
XPS
Acquisition
Cash acquired			3,932
Supply Vision
Acquisition
Cash acquired			$ 413
GroundCloud
Acquisition
Cash acquired		$ 4,381
Localz Pty Ltd
Acquisition
Cash acquired		$ 0
OCR
Acquisition
Cash acquired	$ 5,743
ASD
Acquisition
Cash acquired	2,475
BoxTop
Acquisition
Cash acquired	1,012
MCP
Acquisition
Cash acquired	2,105
Seller-cloud
Acquisition
Cash acquired	$ 362